Disclosure of fair value of financial instruments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Common share purchase warrants	$ 1,539	$ 67,305
Level 1 [Member]
Statements [Line Items]
Common share purchase warrants	0	0
Level 2 [Member]
Statements [Line Items]
Common share purchase warrants	1,539	67,305
Level 3 [Member]
Statements [Line Items]
Common share purchase warrants	$ 0	$ 0